Share Capital	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
The share capital of the Group is represented by the share capital of the parent company, Exscientia plc. This company was incorporated on June 29, 2021 and became the parent company of the Group on August 10, 2021. Prior to this the share capital of the Group was represented by the share capital of the previous parent company, Exscientia AI Limited (formerly Exscientia Limited).

	December 31, 2021	December 31, 2020
	£	£
Issued and fully paid share capital
120,886,527 (2020: nil) Ordinary shares of £0.0005 each	60,443	—
Nil (2020: 97,324) Ordinary A shares of £0.001 each	—	97
Nil (2020: 30,255) Series A Preference shares of £0.001 each	—	30
Nil (2020: 29,408) Series B Preference shares of £0.001 each	—	30
Nil (2020: 5,785) Ordinary B shares of £0.001 each	—	6
Nil (2020: 10,123) Junior Series C shares of £0.001 each	—	10
Nil (2020: 57,295) Series C Preference shares of £0.001 each	—	57
Nil (2020: nil) Series C1 Preference shares of £0.001 each	—	—
Nil (2020: nil) Series D1 Preference shares of £0.001 each	—	—
324,121 (2020: nil) Deferred shares of £0.01 each	3,241	—
	63,684	230
21.Share Capital (continued)
Shares authorised and issued (number)

	December 31, 2020	Issue of shares	Re-designation of shares	Share Conversion	Share Split	December 31, 2021
Ordinary shares	—	23,650,227	—	324,121	96,912,179	120,886,527
Ordinary A shares	97,324	8,726	(19,624)	(86,426)	—	—
Series A preference shares	30,255	—	—	(30,255)	—	—
Series B preference shares	29,408	—	—	(29,408)	—	—
Ordinary B Shares	5,785	3,826	(4,763)	(4,848)	—	—
Junior Series C Shares	10,123	—	—	(10,123)	—	—
Series C preference shares	57,295	—	—	(57,295)	—	—
Series C1 preference shares	—	17,132	—	(17,132)	—	—
Series D preference shares	—	64,247	24,387	(88,634)	—	—
Deferred shares	—	—	—	—	324,121	324,121
	230,190	23,744,158	—	—	97,236,300	121,210,648
The Group raised proceeds totaling £21,104,000 net of transaction costs of £347,000 from the issue of 17,132 Series C1 preference shares as an extension to the Series C funding round completed in 2020, with the transaction completing on March 1, 2021.
The Group raised a further £162,019,522 in April 2021 from the issue of 64,247 Series D1 preference shares. In conjunction with this transaction, the Group re-designated 19,624 Ordinary A shares and 4,763 Ordinary B shares as Series D1 Preference shares.
The Group issued 3,826 Ordinary B shares with a nominal value of £0.001 during the period, all of which related to the exercise of share options (see note 31).
On August 26, 2021 the Group issued 8,726 Ordinary A shares of £0.16 each with a fair value of £13,888,000 to the shareholders of Allcyte as part of its acquisition of that Company (see note 28).
On October 05, 2021 the Company completed its IPO. In the IPO the Company sold an aggregate of 15,927,500 ADS representing the same number of ordinary shares, including 2,077,500 ADSs pursuant to the underwriters’ option at a public offering price of $22.00 per ADS. Net proceeds were $325,877,000 (£239,688,000).
In addition to the ADSs sold in the IPO, the Company completed the concurrent sale of an additional 1,590,909 ADSs at the initial offering price of $22.00 per ADS, for gross proceeds of approximately $35,000,000 (£25,743,000), in a private placement to the Gates Foundation, and a further 5,681,818 ADSs at the same price of $22.00 per ADS to SoftBank, generating net proceeds after professional fees of $116,250,000 (£85,890,000).
21.Share Capital (continued)
Under the terms of the Company’s agreement with the Gates Foundation, the Group is committed to spending $70 million over a four-year period to the research, discovery, and development of small molecule anti-infective therapeutics for future pandemic preparedness, with a specific focus on developing therapeutics that can be applied against multiple species of coronaviridae, influenza, and paramyxoviridae (the “Pandemic Preparedness Program”). The Group had incurred £793,000 relating to the Pandemic Preparedness Program as at December 31, 2021, with a total outstanding commitment of £51,069,230.
In the event that the Group is in breech of certain terms within the agreement, the Gates Foundation has the right to sell, or require the Group to buy-back any shareholdings in the Group held by the Foundation at the higher of the public offering price and the market value of the shares at the date of default. Should such a breech occur or should the Company enter bankruptcy the Gates Foundation also has the exclusive right to utilise an exclusive global license granted as part of the agreement in relation to any IP generated by the Group pertaining to the Pandemic Preparedness Program for the benefit of people in certain developing countries. The default conditions are within the control of the Group and the license in question cannot be utilised unless such a default occurs or the Group enters bankruptcy. As such no fair value has been assigned to this license at the inception of the agreement.
Concurrent with the Company’s IPO on October 05, 2021 and pursuant to the terms of a share for share exchange all of the ordinary and preference shareholders of Exscientia plc exchanged each of the existing shares held by them for 300 newly issued Ordinary shares of £0.0005 each in the Company. 324,121 Deferred shares with a nominal value of £0.01 per share were created as part of this transaction. The Deferred shares are not entitled to any dividends or to any other participation in the profits of the Company. The aggregate number of ordinary shares in issue following the transaction was 97,236,300, such shares having an aggregate nominal value of £48,618.
The Group issued 450,000 Ordinary shares with a nominal value of £0.0005 relating to the exercise of share options on October 28, 2021 (see note 31).
Group reorganization
The Company was incorporated on 29 June 2021, with share capital of 1 Ordinary A share of £2.00. On August 10, 2021 share capital of 77,699 Ordinary A shares of £2.00, 4,848 Ordinary B shares of £2.00, 30,255 Series A Preference shares of £2.00, 29,408 Series B Preference shares of £2.00, 57,295 Series C Preference shares of £2.00, 17,132 Series C1 Preference shares of £2.00, 10,123 Junior Series C Preference shares of £2.00 and 88,634 Series D1 Preference shares of £2.00 each were issued by the Company to the shareholders of Exscientia AI Limited in consideration for the transfer from Exscientia AI Limited of the entire issued share capital of Exscientia AI Limited, as a result of which a merger reserve of £217,380,000 was created.
On 11 August 2021, following the above transactions, the Company transferred its investment in Exscientia AI Limited to a newly formed fully owned intermediate holding company, Exscientia (UK) Holdings Limited.
On 26 August 2021 the Company capitalised the amount standing to the credit of the merger reserve of £217,380,000 via a bonus issue, applying such sum in paying up in full 108,690,325 Ordinary A shares of £2.00 each, which were allotted to each holder of the existing Ordinary A shares in proportion to the number of Ordinary A shares that they held as at 12 August 2021 prior to the transaction.
21.Share Capital (continued)
Following the bonus issue a capital reduction was executed, also on 26 August 2021, whereby the same number of shares were cancelled and extinguished, creating retained earnings at that point of £217,380,000. The Company then approved a reduction of capital by way of solvency statement pursuant to which £1.84 was cancelled from each issued ordinary and preference share of £2.00 each. This reduced the issued capital from £630,000 to £50,000 and increase retained earnings by £580,000. Following the capital reduction the issued share capital of the Company comprised of 77,700 Ordinary A shares of £0.16, 4,848 Ordinary B shares of £0.16, 30,255 Series A Preference shares of £0.16, 29,408 Series B Preference shares of £0.16, 57,295 Series C Preference shares of £0.16, 17,132 Series C1 Preference shares of £0.16, 10,123 Junior Series C Preference shares of £0.16 and 88,634 Series D1 Preference shares of £0.16.
The value of Exscientia AI Limited's share premium immediately prior to the Group reorganisation was £272,224,000.
The below table summarizes the movements in the share capital of the group as a result of the various share transactions that occurred during the year ended 31 December 2021.

£
Issued and fully paid share capital as at January 1, 2021	230
Issue of shares as a result of share option exercises during the period	229
Series C1 funding round	17
Series D1 funding round	64
Share for share exchange	630,475
Bonus issue	217,380,650
Share capital reduction	(217,380,650)
Nominal value reduction	(580,327)
Issue of shares on acquisition of subsidiary	1,396
New share capital issued on consummation of the Group’s IPO	11,600
Issued and fully paid share capital as at December 2021	63,684
Rights of Share Classes
Holders of Ordinary A shares, Series A Preference shares, Series B Preference shares, Series C preference shares, Junior Series C shares, Series C1 Preference shares and Series D1 Preference shares were entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution. Ordinary B shares did not carry these voting rights. All preference shares in issue throughout the period were converted into ordinary shares immediately on the occurrence of the IPO on October 5, 2021.
The Deferred shares convey no voting rights to the shareholders.